Restructuring And Other Related Charges (Schedule Of Restructuring Reserve By Type Of Cost) (Details) - Continuing operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Costs incurred	$ 130.4	$ 100.7
Pre-tax restructuring and other related charges	130.4	100.7	$ 120.4
Cost of sales
Costs incurred	38.1	26.0	33.1
Selling, general and administrative expenses
Costs incurred	$ 92.3	$ 74.7	$ 87.3